UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2014 – January 31, 2015

Item 1.	Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Shares	Value
COMMON STOCKS† - 3.6%
Consumer, Cyclical - 0.9%
American Airlines Group, Inc.	47,000	$2,306,760
Wynn Resorts Ltd.	8,300	1,227,985
Total Consumer, Cyclical		3,534,745
Consumer, Non-cyclical - 0.8%
Gilead Sciences, Inc.*,1	18,200	1,907,906
Pfizer, Inc.2	50,850	1,589,063
Total Consumer, Non-cyclical		3,496,969
Basic Materials - 0.6%
Dow Chemical Co.2	52,200	2,357,352
Energy - 0.5%
Royal Dutch Shell plc — Class B ADR	35,200	2,252,448
Technology - 0.4%
Apple, Inc.1	15,600	1,827,696
Financial - 0.4%
Citigroup, Inc.	25,000	1,173,750
NorthStar Realty Finance Corp.2	34,100	644,831
Total Financial		1,818,581
Total Common Stocks
(Cost $15,769,545)		15,287,791
CONVERTIBLE PREFERRED STOCKS† - 15.7%
Financial - 4.0%
Wells Fargo & Co. 7.50% 2,3	7,032	8,740,777
American Tower Corp.
5.25% due 05/15/17	22,400	2,458,400
KeyCorp 7.75% 2,3	18,000	2,380,500
Weyerhaeuser Co.
6.38% due 07/01/16	32,557	1,879,190
Alexandria Real Estate Equities, Inc.
7.00% 3	50,000	1,457,500
Total Financial		16,916,367
Consumer, Non-Cyclical - 3.1%
Tyson Foods, Inc.
4.75% due 07/15/17	199,528	9,870,650
Kindred Healthcare, Inc.
7.50% due 12/01/17	3,439	3,327,863
Total Consumer, Non-Cyclical		13,198,513
Utilities - 2.9%
Dominion Resources, Inc.
6.38% due 07/01/172	95,011	4,913,968
NextEra Energy, Inc.
5.89% due 09/01/152	67,850	4,667,402
Exelon Corp.
6.50% due 06/01/172	56,700	2,982,987
Total Utilities		12,564,357
Energy - 2.1%
Chesapeake Energy Corp.
5.75% 2,3,4	7,179	7,289,824
Penn Virginia Corp. 6.00% 2,3,4	25,400	1,495,425
Total Energy		8,785,249
Industrial - 1.7%
United Technologies Corp.
7.50% due 08/01/152	64,077	3,840,775
Stanley Black & Decker, Inc.
4.75% due 11/17/152	25,123	3,353,921
Total Industrial		7,194,696
Basic Materials - 1.1%
Alcoa, Inc.
5.38% due 10/01/172	94,026	4,701,300

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 15.7% (continued)
Communications - 0.4%
T-Mobile US, Inc.
5.50% due 12/15/17	$32,672	$1,871,452
Consumer, Cyclical - 0.4%
William Lyon Homes
6.50% due 12/01/17	17,300	1,794,875
Total Convertible Preferred Stocks
(Cost $67,957,040)		67,026,809

	Shares	Value
SHORT TERM INVESTMENTS† - 1.8%
Goldman Sachs Financial Prime Obligations - Administration Share Class5	7,562,969	7,562,969
Total Short Term Investments
(Cost $7,562,969)		7,562,969

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 84.7%
Communications - 18.9%
Twitter, Inc.
1.00% due 09/15/212,4	8,850,000	7,931,812
0.25% due 09/15/192,4	7,531,000	6,820,261
Priceline Group, Inc.
1.00% due 03/15/182	5,854,000	7,332,134
0.90% due 09/15/212,4	2,602,000	2,429,618
Ctrip.com International Ltd.
1.25% due 10/15/182	9,728,000	9,569,920
Clearwire Communications LLC / Clearwire Finance, Inc.
8.25% due 12/01/402,4	5,476,000	5,941,460
Ciena Corp.
0.88% due 06/15/172	3,000,000	2,977,500
4.00% due 12/15/202	2,106,000	2,562,739
Finisar Corp.
0.50% due 12/15/332	5,000,000	4,800,000
SINA Corp.
1.00% due 12/01/182	5,000,000	4,587,499
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/202,4	2,600,000	2,276,625
1.75% due 08/15/212,4	2,488,000	2,085,255
Yahoo!, Inc.
0.00% due 12/01/182,6	3,868,000	4,201,615
Liberty Interactive LLC
0.75% due 03/30/432	3,102,000	4,048,110
LinkedIn Corp.
0.50% due 11/01/192,4	3,216,000	3,404,956
Liberty Media Corp.
1.38% due 10/15/23	3,340,000	3,254,413
Yandex N.V.
1.13% due 12/15/182	2,991,000	2,312,417
Web.com Group, Inc.
1.00% due 08/15/18	2,400,000	2,101,500
WebMD Health Corp.
1.50% due 12/01/20	1,247,000	1,229,854
Vipshop Holdings Ltd.
1.50% due 03/15/19	806,000	1,052,334

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 84.7% (continued)
Communications - 18.9% (continued)
Palo Alto Networks, Inc.
0.00% due 07/01/192,4,6	$222,000	$289,988
Total Communications		81,210,010
Consumer, Non-cyclical - 18.8%
Omnicare, Inc.
3.50% due 02/15/442	4,040,000	4,883,350
3.25% due 12/15/352	3,064,000	3,364,568
Gilead Sciences, Inc.
1.63% due 05/01/162	1,330,000	6,124,656
Hologic, Inc.
0.00% due 12/15/432,6,7,10	3,000,000	3,406,875
2.00% due 03/01/427,11	1,353,000	1,607,533
Salix Pharmaceuticals Ltd.
1.50% due 03/15/192	2,324,000	4,894,924
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/202	3,776,000	4,880,480
Anthem, Inc.
2.75% due 10/15/422	2,364,000	4,327,598
HealthSouth Corp.
2.00% due 12/01/432	3,134,000	3,852,861
Array BioPharma, Inc.
3.00% due 06/01/202	2,448,000	3,020,220
Depomed, Inc.
2.50% due 09/01/212	2,587,000	3,017,089
Molina Healthcare, Inc.
1.13% due 01/15/202	2,161,000	2,898,441
Incyte Corp.
0.38% due 11/15/182	1,750,000	2,812,030
Illumina, Inc.
0.50% due 06/15/212,4	2,207,000	2,611,157
Jazz Investments I Ltd.
1.88% due 08/15/212,4	2,148,000	2,503,763
Isis Pharmaceuticals, Inc.
1.00% due 11/15/214	1,934,000	2,348,601
Spectranetics Corp.
2.63% due 06/01/342	1,858,000	2,315,533
Wright Medical Group, Inc.
2.00% due 08/15/172	1,891,000	2,155,740
Huron Consulting Group, Inc.
1.25% due 10/01/194	1,624,000	1,833,090
Medicines Co.
1.38% due 06/01/17	1,500,000	1,800,938
Euronet Worldwide, Inc.
1.50% due 10/01/442,4	1,872,000	1,786,590
Emergent Biosolutions, Inc.
2.88% due 01/15/214	1,500,000	1,725,938
Medivation, Inc.
2.63% due 04/01/172	797,000	1,692,131
Live Nation Entertainment, Inc.
2.50% due 05/15/192,4	1,545,000	1,617,422
J Sainsbury plc
1.25% due 11/21/19	1,000,000 GBP	1,598,022
Teleflex, Inc.
3.88% due 08/01/172	840,000	1,507,800
Macquarie Infrastructure Company LLC
2.88% due 07/15/192	1,237,000	1,426,416

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 84.7% (continued)
Consumer, Non-cyclical - 18.8% (continued)
Orexigen Therapeutics, Inc.
2.75% due 12/01/20	$1,202,000	$1,138,144
Theravance, Inc.
2.13% due 01/15/232	1,626,000	1,137,183
Accuray, Inc.
3.75% due 08/01/16	1,031,000	1,073,529
Ligand Pharmaceuticals, Inc.
0.75% due 08/15/194	989,000	1,022,997
Total Consumer, Non-cyclical		80,385,619
Technology - 18.5%
Micron Technology, Inc.
3.00% due 11/15/432	7,534,000	8,795,946
SunEdison, Inc.
0.25% due 01/15/202,4	6,395,000	5,995,313
2.38% due 04/15/224	1,288,000	1,294,440
Intel Corp.
3.25% due 08/01/392	1,984,000	3,228,970
3.48% due 12/15/352	2,501,000	3,154,386
Lam Research Corp.
0.50% due 05/15/162	3,139,000	4,035,577
1.25% due 05/15/182	1,525,000	2,097,828
SanDisk Corp.
0.50% due 10/15/202	3,804,000	4,072,658
Cornerstone OnDemand, Inc.
1.50% due 07/01/182	3,916,000	3,871,945
Verint Systems, Inc.
1.50% due 06/01/212	3,487,000	3,728,910
ServiceNow, Inc.
0.00% due 11/01/182,6	2,841,000	3,398,546
Red Hat, Inc.
0.25% due 10/01/192,4	2,984,000	3,392,435
Proofpoint, Inc.
1.25% due 12/15/182	2,365,000	3,313,956
Microchip Technology, Inc.
2.13% due 12/15/372	1,820,000	3,255,525
Akamai Technologies, Inc.
0.00% due 02/15/192,4,6	3,000,000	3,041,265
Kingsoft Corp. Ltd.
1.25% due 04/11/19	21,000,000 HKD	2,488,440
NVIDIA Corp.
1.00% due 12/01/182	1,990,000	2,251,187
Synchronoss Technologies, Inc.
0.75% due 08/15/19	2,068,000	2,199,835
PROS Holdings, Inc.
2.00% due 12/01/194	2,101,000	2,083,929
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/202	2,027,000	1,968,724
Xilinx, Inc.
2.63% due 06/15/172	1,311,000	1,824,748
Nuance Communications, Inc.
2.75% due 11/01/312	1,714,000	1,700,074
salesforce.com, Inc.
0.25% due 04/01/182	1,500,000	1,679,063
Bottomline Technologies de, Inc.
1.50% due 12/01/17	1,336,000	1,419,500

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 84.7% (continued)
Technology - 18.5% (continued)
ON Semiconductor Corp.
2.63% due 12/15/262	$1,100,000	$1,291,125
Envestnet, Inc.
1.75% due 12/15/19	1,008,000	1,066,590
Citrix Systems, Inc.
0.50% due 04/15/192,4	867,000	897,345
Workday, Inc.
0.75% due 07/15/18	726,000	853,504
Brocade Communications Systems, Inc.
1.38% due 01/01/204	550,000	564,781
Total Technology		78,966,545
Financial - 12.5%
Colony Financial, Inc.
3.88% due 01/15/212	8,442,000	8,842,994
Forest City Enterprises, Inc.
3.63% due 08/15/202	5,953,000	6,715,728
Starwood Property Trust, Inc.
4.00% due 01/15/192	4,398,000	4,986,233
Radian Group, Inc.
2.25% due 03/01/192	2,708,000	4,139,855
Air Lease Corp.
3.88% due 12/01/182	2,775,000	3,775,734
Brookdale Senior Living, Inc.
2.75% due 06/15/182	2,513,000	3,238,629
PRA Group, Inc.
3.00% due 08/01/202	2,886,000	2,981,599
Fidelity National Financial, Inc.
4.25% due 08/15/182	1,531,000	2,939,520
American Realty Capital Properties, Inc.
3.00% due 08/01/18	3,100,000	2,888,813
iStar Financial, Inc.
3.00% due 11/15/162	2,110,000	2,562,331
Starwood Waypoint Residential Trust
4.50% due 10/15/172,4	2,344,000	2,355,720
Pennymac Corp.
5.38% due 05/01/202	2,305,000	2,215,681
Encore Capital Group, Inc.
2.88% due 03/15/214	2,306,000	2,068,194
Annaly Capital Management, Inc.
5.00% due 05/15/152	1,800,000	1,805,625
Host Hotels & Resorts, LP
2.50% due 10/15/292,4	934,000	1,663,688
DDR Corp.
1.75% due 11/15/40	308,000	405,020
Total Financial		53,585,364
Consumer, Cyclical - 8.0%
Jarden Corp.
1.13% due 03/15/342,4	3,355,000	3,856,153
1.50% due 06/15/192	2,229,000	2,978,501
Fiat Chrysler Automobiles NV
7.88% due 12/15/162	50,300	5,913,394
MGM Resorts International
4.25% due 04/15/152	3,946,000	4,330,735
Iconix Brand Group, Inc.
2.50% due 06/01/16	3,543,000	4,180,740

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 84.7% (continued)
Consumer, Cyclical - 8.0% (continued)
Ryland Group, Inc.
1.63% due 05/15/182	$2,891,000	$4,004,035
Meritor, Inc.
7.88% due 03/01/262	1,417,000	2,138,784
4.00% due 02/15/192,7	1,216,000	1,269,200
Standard Pacific Corp.
1.25% due 08/01/322	2,066,000	2,275,183
LGI Homes, Inc.
4.25% due 11/15/194	1,797,000	1,622,916
Tesla Motors, Inc.
1.25% due 03/01/212	1,706,000	1,472,491
Total Consumer, Cyclical		34,042,132
Industrial - 3.9%
Vishay Intertechnology, Inc.
2.25% due 11/15/402,4	2,239,000	2,399,928
Greenbrier Companies, Inc.
3.50% due 04/01/182	1,645,000	2,361,603
Chart Industries, Inc.
2.00% due 08/01/182	2,486,000	2,329,071
Fluidigm Corp.
2.75% due 02/01/34	2,058,000	2,178,908
Trinity Industries, Inc.
3.88% due 06/01/362	1,421,000	1,825,097
UTi Worldwide, Inc.
4.50% due 03/01/194	1,455,000	1,580,494
Hornbeck Offshore Services, Inc.
1.50% due 09/01/192	1,670,000	1,380,881
General Cable Corp.
4.50% due 11/15/197	1,579,000	1,003,652
BW Group Ltd.
1.75% due 09/10/19	1,200,000	990,000
SunPower Corp.
0.88% due 06/01/214	747,000	656,426
Total Industrial		16,706,060
Energy - 2.0%
Newpark Resources, Inc.
4.00% due 10/01/172	2,150,000	2,299,156
CaixaBank S.A.
4.50% due 11/22/16	1,800,000 EUR	1,795,875
Helix Energy Solutions Group, Inc.
3.25% due 03/15/322	1,500,000	1,610,625
Chesapeake Energy Corp.
2.25% due 12/15/382	1,217,000	1,135,613
SEACOR Holdings, Inc.
2.50% due 12/15/272	920,000	967,725
Stone Energy Corp.
1.75% due 03/01/17	1,004,000	872,225
Total Energy		8,681,219
Basic Materials - 1.4%
Royal Gold, Inc.
2.88% due 06/15/192	3,500,000	3,790,937
United States Steel Corp.
2.75% due 04/01/192	1,170,000	1,406,925

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 84.7% (continued)
Basic Materials - 1.4% (continued)
B2Gold Corp.
3.25% due 10/01/18	$830,000	$770,344
Total Basic Materials		5,968,206
Utilities - 0.7%
CenterPoint Energy, Inc.
3.94% due 09/15/292,7	50,052	3,081,326
Total Convertible Bonds
(Cost $363,334,986)		362,626,481
CORPORATE BONDS†† - 52.8%
Consumer, Non-cyclical - 11.8%
Tenet Healthcare Corp.
6.00% due 10/01/202	4,000,000	4,340,000
8.13% due 04/01/22	550,000	621,500
Prospect Medical Holdings, Inc.
8.38% due 05/01/192,4	4,096,000	4,372,480
Valeant Pharmaceuticals International
6.38% due 10/15/204	2,000,000	2,122,499
6.75% due 08/15/212,4	1,875,000	1,980,469
United Rentals North America, Inc.
7.38% due 05/15/20	2,300,000	2,486,875
5.75% due 11/15/24	1,100,000	1,122,000
HCA, Inc.
6.50% due 02/15/202	2,600,000	2,931,500
Fresenius Medical Care US Finance II, Inc.
5.63% due 07/31/192,4	2,550,000	2,786,385
HCA Holdings, Inc.
7.75% due 05/15/212	2,575,000	2,758,468
CHS/Community Health Systems, Inc.
5.13% due 08/15/18	2,500,000	2,595,000
Mallinckrodt International Finance S.A.
3.50% due 04/15/18	2,100,000	2,047,500
Health Net, Inc.
6.38% due 06/01/172	1,875,000	2,014,631
Biomet, Inc.
6.50% due 08/01/202	1,875,000	2,003,906
IASIS Healthcare LLC / IASIS Capital Corp.
8.38% due 05/15/19	1,875,000	1,968,750
Cott Beverages, Inc.
6.75% due 01/01/204	1,650,000	1,633,500
Cenveo Corp.
8.50% due 09/15/224	1,250,000	1,028,125
11.50% due 05/15/17	550,000	536,250
Land O'Lakes Capital Trust I
7.45% due 03/15/282,4	1,500,000	1,560,000
Gentiva Health Services, Inc.
11.50% due 09/01/18	1,250,000	1,326,563
Sotheby's
5.25% due 10/01/224	1,250,000	1,193,750
Novasep Holding SAS
8.00% due 12/15/164	1,250,000	1,178,250

	Face
	Amount~	Value
CORPORATE BONDS†† - 52.8% (continued)
Consumer, Non-cyclical - 11.8% (continued)
Omnicare, Inc.
5.00% due 12/01/24	$550,000	$574,750
4.75% due 12/01/22	550,000	572,000
R&R Ice Cream plc
5.50% due 05/15/202,4	750,000 GBP	1,099,526
Vector Group Ltd.
7.75% due 02/15/21	625,000	665,625
HealthSouth Corp.
8.13% due 02/15/202	625,000	654,688
JLL/Delta Dutch Newco BV
7.50% due 02/01/224	625,000	635,156
Cerberus Nightingale 1 SARL
8.25% due 02/01/20	550,000 EUR	620,648
FAGE Dairy Industry S.A. / FAGE USA Dairy Industry, Inc.
9.88% due 02/01/204	410,000	428,450
Live Nation Entertainment, Inc.
7.00% due 09/01/204	300,000	321,750
Total Consumer, Non-cyclical		50,180,994
Industrial - 7.1%
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.13% due 04/15/192	2,480,000	2,574,550
5.75% due 10/15/202	1,925,000	1,973,125
Cemex SAB de CV
3.00% due 03/13/154	4,156,000	4,145,610
Clean Harbors, Inc.
5.13% due 06/01/212	1,250,000	1,265,625
5.25% due 08/01/20	950,000	964,250
Sanmina Corp.
4.38% due 06/01/192,4	2,100,000	2,073,750
MasTec, Inc.
4.88% due 03/15/232	2,050,000	1,916,750
Navios Maritime Holdings Incorporated / Navios Maritime Finance II US Inc
7.38% due 01/15/222,4	1,250,000	1,118,750
8.13% due 02/15/19	625,000	496,875
Teekay Corp.
6.48% due 10/09/15	12,000,000 NOK	1,548,286
Cleaver-Brooks, Inc.
8.75% due 12/15/194	1,375,000	1,440,313
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/212,4	1,457,000	1,387,792
Waterjet Holdings, Inc.
7.63% due 02/01/202,4	1,250,000	1,287,500
Casella Waste Systems, Inc.
7.75% due 02/15/19	1,250,000	1,262,500
Boise Cascade Co.
6.38% due 11/01/202	1,050,000	1,107,750
Eletson Holdings
9.63% due 01/15/222,4	1,100,000	1,072,500

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 52.8% (continued)
Industrial - 7.1% (continued)
Dispensing Dynamics International
12.50% due 01/01/184	$925,000	$975,875
Silk Bidco AS
7.50% due 02/01/22	825,000 EUR	930,972
LSB Industries, Inc.
7.75% due 08/01/192	788,000	815,580
Permian Holdings, Inc.
10.50% due 01/15/182,4	1,141,000	758,765
Pfleiderer GmbH
7.88% due 08/01/194	625,000 EUR	669,524
Navios South American Logistics Incorporated / Navios Logistics Finance US Inc
7.25% due 05/01/224	450,000	431,438
KLX, Inc.
5.88% due 12/01/224	275,000	272,250
Total Industrial		30,490,330
Basic Materials - 6.9%
Celanese US Holdings LLC
5.88% due 06/15/212	5,569,000	6,000,598
4.63% due 11/15/222	1,250,000	1,253,125
Ashland, Inc.
4.75% due 08/15/222	5,776,000	5,903,071
FMG Resources August 2006 Pty Ltd.
8.25% due 11/01/192,4	3,564,000	3,176,415
Steel Dynamics, Inc.
5.13% due 10/01/214	1,250,000	1,278,125
6.38% due 08/15/222	835,000	895,538
Appvion, Inc.
9.00% due 06/01/204	1,875,000	1,282,031
Cornerstone Chemical Co.
9.38% due 03/15/182	1,250,000	1,271,875
Sappi Papier Holding GmbH
6.63% due 04/15/212,4	1,200,000	1,236,000
Novacap International SAS
5.09% due 05/01/194	1,040,000 EUR	1,179,456
Verso Paper Holdings LLC / Verso Paper, Inc.
11.75% due 01/15/19	1,100,000	1,080,750
Compass Minerals International, Inc.
4.88% due 07/15/242,4	1,100,000	1,078,000
St. Barbara Ltd.
8.88% due 04/15/184	1,250,000	1,006,250
First Quantum Minerals Ltd.
6.75% due 02/15/202,4	589,000	503,595
7.00% due 02/15/212,4	589,000	496,233
Commercial Metals Co.
4.88% due 05/15/23	850,000	807,500
Kissner Milling Company Ltd.
7.25% due 06/01/192,4	625,000	628,125
HIG BBC Intermediate Holdings LLC / HIG BBC Holdings Corp.
10.50% due 09/15/184,8	625,000	596,875
Total Basic Materials		29,673,562
Communications - 6.7%
Starz LLC / Starz Finance Corp.
5.00% due 09/15/192	4,937,000	5,048,083

	Face
	Amount~	Value
CORPORATE BONDS†† - 52.8% (continued)
Communications - 6.7% (continued)
UPCB Finance III Ltd.
6.63% due 07/01/202,4	$3,250,000	$3,396,249
Equinix, Inc.
4.88% due 04/01/20	1,800,000	1,845,000
5.38% due 04/01/232	1,250,000	1,303,125
Alliance Data Systems Corp.
6.38% due 04/01/204	2,750,000	2,849,688
Sprint Communications, Inc.
9.00% due 11/15/184	1,100,000	1,270,500
11.50% due 11/15/21	1,003,000	1,213,630
Sprint Corp.
7.88% due 09/15/232	1,826,000	1,860,238
DISH DBS Corp.
6.75% due 06/01/212	1,375,000	1,497,031
EarthLink Holdings Corp.
7.38% due 06/01/202	1,350,000	1,370,250
Altice S.A.
7.75% due 05/15/222,4	1,311,000	1,360,163
Wind Acquisition Finance S.A.
7.00% due 04/23/21	1,100,000 EUR	1,245,950
ViaSat, Inc.
6.88% due 06/15/20	1,143,000	1,195,864
West Corp.
5.38% due 07/15/224	1,100,000	1,056,000
Telesat Canada / Telesat LLC
6.00% due 05/15/172,4	650,000	660,075
Clear Channel Worldwide Holdings, Inc.
6.50% due 11/15/22	609,000	631,076
Hughes Satellite Systems Corp.
6.50% due 06/15/192	300,000	322,125
iHeartCommunications, Inc.
11.25% due 03/01/21	312,000	319,410
Total Communications		28,444,457
Financial - 6.3%
Credit Agricole S.A.
7.88% 2,3,4,9	5,475,000	5,670,128
Synovus Financial Corp.
7.88% due 02/15/192	3,154,000	3,532,480
5.13% due 06/15/172	1,000,000	1,028,500
Ally Financial, Inc.
8.00% due 03/15/202	3,355,000	4,009,225
CIT Group, Inc.
5.50% due 02/15/192,4	3,465,000	3,686,847
Kennedy-Wilson, Inc.
5.88% due 04/01/242	1,375,000	1,394,663
Corrections Corporation of America
4.63% due 05/01/23	1,375,000	1,375,000
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50% due 06/01/222	1,450,000	1,254,250
Covenant Surgical Partners, Inc.
8.75% due 08/01/192,4	1,250,000	1,246,875
E*TRADE Financial Corp.
5.38% due 11/15/222	1,100,000	1,157,750
Ocwen Financial Corp.
6.63% due 05/15/194	1,100,000	858,000

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 52.8% (continued)
Financial - 6.3% (continued)
Omega Healthcare Investors, Inc.
5.88% due 03/15/242	$570,000	$605,625
Jefferies Finance LLC / JFIN Company-Issuer Corp.
6.88% due 04/15/222,4	625,000	567,188
DuPont Fabros Technology, LP
5.88% due 09/15/212	450,000	469,125
Greystar Real Estate Partners LLC
8.25% due 12/01/224	250,000	256,250
Total Financial		27,111,906
Consumer, Cyclical - 5.5%
MGM Resorts International
5.25% due 03/31/202	2,400,000	2,412,000
6.00% due 03/15/232	1,375,000	1,395,625
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
5.63% due 10/15/21	3,000,000	3,180,000
Chrysler Group LLC / CG Company-Issuer, Inc.
8.00% due 06/15/192	2,500,000	2,640,625
Lennar Corp.
4.50% due 06/15/192	2,090,000	2,121,350
Churchill Downs, Inc.
5.38% due 12/15/212	1,750,000	1,732,500
Chinos Intermediate Holdings A, Inc.
7.75% due 05/01/194,8	1,650,000	1,398,375
Carlson Wagonlit BV
6.88% due 06/15/192,4	1,250,000	1,315,625
Allied Specialty Vehicles, Inc.
8.50% due 11/01/192,4	1,250,000	1,306,250
Regal Entertainment Group
5.75% due 03/15/22	1,238,000	1,236,453
Dana Holding Corp.
6.75% due 02/15/212	1,075,000	1,147,563
Speedway Motorsports, Inc.
5.13% due 02/01/234	1,100,000	1,124,750
Travelex Financing plc
8.00% due 08/01/184	625,000 GBP	987,556
Magnolia BC S.A.
9.00% due 08/01/204	625,000 EUR	675,455
First Cash Financial Services, Inc.
6.75% due 04/01/212	625,000	646,875
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/224	300,000	295,500
MTR Gaming Group, Inc.
11.50% due 08/01/19	16	17
Total Consumer, Cyclical		23,616,519
Energy - 5.3%
Penn Virginia Corp.
8.50% due 05/01/20	4,292,000	3,583,819
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/182	2,803,000	2,270,430

	Face
	Amount~	Value
CORPORATE BONDS†† - 52.8% (continued)
Energy - 5.3% (continued)
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/202	$1,875,000	$1,921,875
Tesoro Logistics Limited Partnership / Tesoro Logistics Finance Corp.
6.13% due 10/15/21	1,500,000	1,530,000
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/22	1,375,000	1,512,500
SESI LLC
6.38% due 05/01/192	1,500,000	1,500,000
Oasis Petroleum, Inc.
6.88% due 03/15/222	1,550,000	1,434,719
Clayton Williams Energy, Inc.
7.75% due 04/01/192	1,650,000	1,427,250
QEP Resources, Inc.
6.88% due 03/01/212	1,300,000	1,345,500
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
5.75% due 02/15/21	1,375,000	1,302,813
Tesoro Corp.
5.38% due 10/01/222	1,250,000	1,287,500
California Resources Corp.
5.50% due 09/15/214	1,100,000	929,500
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/222	1,265,000	815,925
W&T Offshore, Inc.
8.50% due 06/15/192	1,250,000	806,250
CONSOL Energy, Inc.
5.88% due 04/15/222	500,000	436,250
Energy XXI Gulf Coast, Inc.
9.25% due 12/15/17	715,000	402,188
Total Energy		22,506,519
Technology - 3.2%
First Data Corp.
11.75% due 08/15/21	3,042,100	3,517,427
11.25% due 01/15/21	1,168,000	1,325,680
12.63% due 01/15/21	685,000	814,294
NXP BV / NXP Funding LLC
5.75% due 02/15/212,4	2,600,000	2,749,500
Nuance Communications, Inc.
5.38% due 08/15/202,4	2,615,000	2,654,225
Audatex North America, Inc.
6.00% due 06/15/214	1,800,000	1,881,000
Micron Technology, Inc.
5.50% due 02/01/254	625,000	629,688
Total Technology		13,571,814
Total Corporate Bonds
(Cost $230,954,959)		225,596,101
SENIOR FLOATING RATE INTERESTS††, 9 - 0.8%
Vertellus Specialties, Inc.
10.50% due 10/30/19	1,371,563	1,302,984
Sprint Industrial Holdings LLC
11.25% due 05/14/19	1,250,000	1,193,751

Advent Claymore Convertible Securities & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2015

	Face
	Amount~	Value
SENIOR FLOATING RATE INTERESTS††, 9 - 0.8% (continued)
Caraustar Industries, Inc.
7.50% due 05/01/19	$897,757	$875,313
Total Senior Floating Rate Interests
(Cost $3,445,156)		3,372,048
Total Investments - 159.4%
(Cost $689,024,655)		$681,472,199

	Contracts	Value
CALL OPTIONS WRITTEN*† - 0.0%**
Gilead Sciences, Inc. Expiring February 2015 with strike price of $111.00	182	$(29,120)
Apple, Inc. Expiring February 2015 with strike price of $117.00	156	(47,424)
Total Call Options Written
(Premiums received $77,556)		(76,544)
Other Assets & Liabilities, net - (59.4)%		(253,902,468)
Total Net Assets - 100.0%		$(427,493,187)

*	Non-income producing security.
**	Less than 0.1%
~	The face amount is denominated in U.S. Dollars, unless otherwise noted.
†	Value determined based on Level 1 inputs — See Notes.
††	Value determined based on Level 2 inputs — See Notes.
1	All or a portion of these securities represent cover for outstanding written options. At January 31, 2015, the total amount segregated was $3,735,602.
2	All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2015, the total value was $427,642,806.
3	Perpetual maturity.
4	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $174,568,801 (cost $179,786,950), or 40.8% of total net assets.
5
All or a portion of these securities are reserved and/or pledged with the custodian for forward exchange currency contracts and option contracts. At January 31, 2015, the total amount segregated was $15,137,811.

6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security is a pay-in-kind bond.
9	Variable rate security. Rate indicated is rate effective at January 31, 2015.
10	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
11	Security becomes an accreting bond after December 15, 2016, with a 2.00% principal accretion rate.

ADR	American Depositary Receipt
BV	Limited Liability Company
EUR	Euro
GBP	Great Britain Pound
GmbH	Limited Liability
HKD	Hong Kong Dollar
NOK	Norwegian Krone
NV	Publicly Traded Company
plc	Public Limited Company
Pty	Proprietary
SA	Corporation
SAB de CV	Publicly Traded Company

Forward Exchange Currency Contracts
						Net Unrealized
Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Depreciation
EUR	1,120,000
for USD	1,377,664	The Bank of New York Mellon	03/19/2015	$1,377,664	$1,264,383	$(113,281)

						$(113,281)

						Net Unrealized
Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value at 1/31/15	Appreciation/(Depreciation)
EUR	56,015
for USD	63,399	The Bank of New York Mellon	02/02/2015	$63,399	$63,211	$188

EUR	3,782,000
for USD	4,714,339	The Bank of New York Mellon	03/19/2015	4,714,339	4,269,550	444,789

EUR	13,371
for USD	15,133	The Bank of New York Mellon	02/02/2015	15,133	15,088	45

GBP	25,000
for USD	37,823	The Bank of New York Mellon	02/02/2015	37,823	37,548	275

GBP	1,000,000
for USD	1,569,520	The Bank of New York Mellon	03/19/2015	1,569,520	1,501,421	68,099

NOK	12,175,000
for USD	1,637,954	The Bank of New York Mellon	03/19/2015	1,637,954	1,568,803	69,151

						$582,547
			Total unrealized appreciation for forward currency contracts			$469,266

At January 31, 2015, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Appreciation on Derivatives and Foreign Currency
$691,173,190	$21,995,563	$(31,696,554)	$(9,700,991)	$471,684

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees at January 31, 2015.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward currency contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including stimulation models. Many pricing models do not entail material subjectivity because of the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level2 of the fair value hierarchy.

The Fund did not hold any Level 3 securities during the period ended January 31, 2015.

Transfers between levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between levels during the period ended January 31, 2015.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2015:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Convertible Bonds	$-	$362,626,481	$-	$362,626,481
Corporate Bonds	-	225,596,101	-	225,596,101
Convertible Preferred Stocks	67,026,809	-	-	67,026,809
Common Stocks	15,287,791	-	-	15,287,791
Senior Floating Rate Interests	-	3,372,048	-	3,372,048
Short Term Investments	7,562,969	-	-	7,562,969
Forward Exchange Currency Contracts	-	582,547	-	582,547
Total	$89,877,569	$592,177,177	$-	$682,054,746
Liabilities:
Call Options Written	$76,544	$-	$-	$76,544
Forward Exchange Currency Contracts	-	113,281	-	113,281
Total	$76,544	$113,281	$-	$189,825

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

Item 2.	Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 30, 2015

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 30, 2015